LEASES	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
LEASES
NOTE 5:-	LEASES

Below is a summary of the Company operating right-of-use assets, net and operating lease liabilities as of June 30, 2023:

Operating lease right-of-use assets, net	$26,528

Operating lease liabilities, current	$5,602
Operating lease liabilities, non-current	28,122

Total operating lease liabilities	$33,724
Weighted average remaining lease term (years)	9.37
Weighted average discount rate of operating leases	4.59%

Additional information regarding the Company’s operating leases:

Six Months Ended June 30, 2023 (unaudited)
Operating lease costs	$1,894
Variable lease payments	$118
Short term lease costs	$6
Operating cash flows from lease incentives received, net of cash paid for operating leases	$184

Minimum lease payments over the remaining lease periods as of June 30, 2023, are as follows:

Year Ended December 31, (unaudited)
2023	$1,997
2024	3,876
2025	4,204
2026	4,207
2027	4,197
Thereafter	20,750

Total undiscounted lease payments	$39,231

Less: interest	(5,507)

Present value of lease liabilities	$33,724